Financial instruments and risk management - Summary of capital and liquidity risk management (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [Line Items]
Equity attributable to owners of Rio Tinto	$ 51,432	$ 47,054
Equity attributable to non-controlling interests	5,158	4,849
Net (cash)/debt	(1,576)	664	$ 3,651
Capital and liquidity risk management
Disclosure of detailed information about hedging instruments [Line Items]
Equity attributable to owners of Rio Tinto	51,432	47,054
Equity attributable to non-controlling interests	5,158	4,849
Net (cash)/debt	(1,576)	664
Total capital	$ 55,014	$ 52,567